THRIVENT SERIES FUND, INC.
Registrant CIK 0000790166
Form N-CEN for
Fiscal Year Ended 12/31/2020
PART G: Attachments
Item G.1.a.ii. Provision of financial support
(a) Description of nature of support: Seed capital investment in the Registrant.
(b) Person providing support: Thrivent Financial for Lutherans (TFL).
(c) Brief description of relationship between the person providing support and the Registrant : TFL is the Registrant’s investment adviser.
(d) Date support provided: 4/29/2020
(e) Amount of support:
Thrivent ESG Index Portfolio (Series ID S000068343): $5,000,000
Thrivent International Index Portfolio (Series ID S000068344): $20,000,000
Thrivent Mid Cap Growth Portfolio (Series ID S000068345): $5,000,000
Thrivent Mid Cap Value Portfolio (Series ID S000068346): $5,000,000
(f) Security supported (if applicable): Not applicable.
(g) Value of security supported on date support was initiated (if applicable): Not applicable.
(h) Brief description of reason for support: TFL made an initial seed capital investments in the
Registrant in order to provide available capital for investments by the Registrant upon inception of the series listed in (e).
(i) Term of support: None.
(j) Brief description of any contractual restrictions relating to support: None.